Convertible Notes Payable (Related Party) (Details) - USD ($)		1 Months Ended			3 Months Ended		9 Months Ended	12 Months Ended
	Apr. 17, 2023	Jun. 30, 2022	Nov. 30, 2021	Mar. 31, 2021	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Convertible Notes Payable (Related Party) (Details) [Line Items]
Cost of Issuance								$ 10,000,000	$ 10,000,000
Percentage of price per share					80.00%		80.00%
Convertible note					$ 4,000,000		$ 4,000,000
Drawn amount		$ 10,000,000		$ 10,000,000			2,000,000
Convertible note								$ 59,000,000
Borrowing capacity	$ 10,000,000				$ 4,000,000		$ 4,000,000
Percentage of interest rate	4.50%
Maturity date	Dec. 31, 2025
Preferred Stock, conversion price (in Dollars per share)					$ 11.5		$ 11.5	$ 11.5
Common Stock, conversion price (in Dollars per share)							$ 1
Net tangible assets					$ 5,000,000		$ 5,000,000
Class A Common Stock [Member]
Convertible Notes Payable (Related Party) (Details) [Line Items]
Preferred Stock, conversion price (in Dollars per share)								0.01	$ 20,000,000
Series A Preferred Stock [Member]
Convertible Notes Payable (Related Party) (Details) [Line Items]
Common stock per share (in Dollars per share)								4,000,000	$ 1,272,055
Preferred Stock, conversion price (in Dollars per share)					$ 10		$ 10	$ 10
Envoy Bridge Note [Member]
Convertible Notes Payable (Related Party) (Details) [Line Items]
Drawn amount							$ 5,000,000
2012 Convertible Note [Member]
Convertible Notes Payable (Related Party) (Details) [Line Items]
Percentage of interest per annum							4.50%
Price per share (in Dollars per share)					$ 1		$ 1
Percentage of price per share					80.00%		80.00%
2012 Convertible Note [Member] | Class A Common Stock [Member]
Convertible Notes Payable (Related Party) (Details) [Line Items]
Price per share (in Dollars per share)					$ 15.72		$ 15.72
Convertible Note [Member]
Convertible Notes Payable (Related Party) (Details) [Line Items]
Undrawn principal amount								$ 5,000,000
New stock					$ 2,500,000		$ 2,500,000
Principal amount	$ 4,000,000					$ 4,000,000		59,700,000
Common stock per share (in Dollars per share)					$ 1		$ 1
2013 Convertible Notes [Member]
Convertible Notes Payable (Related Party) (Details) [Line Items]
Percentage of interest per annum							4.50%
Price per share (in Dollars per share)					$ 1		$ 1
Percentage of price per share					80.00%		80.00%
Principal amount								700,000
2013 Convertible Notes [Member] | Class A Common Stock [Member]
Convertible Notes Payable (Related Party) (Details) [Line Items]
Price per share (in Dollars per share)					$ 15.72		$ 15.72
2013 Convertible Notes [Member] | Series A Preferred Stock [Member]
Convertible Notes Payable (Related Party) (Details) [Line Items]
Price per share (in Dollars per share)					$ 10		$ 10
Envoy Bridge Note [Member]
Convertible Notes Payable (Related Party) (Details) [Line Items]
Drawn amount					$ 3,000,000	$ 3,000,000
Convertible Notes Payable (Related Party) [Member]
Convertible Notes Payable (Related Party) (Details) [Line Items]
Outstanding principal amount								$ 59,700,000	$ 51,700,000
Percentage of interest per annum								4.50%
Convertible Notes Payable (Related Party) [Member] | 2012 Convertible Note [Member]
Convertible Notes Payable (Related Party) (Details) [Line Items]
Outstanding principal amount								$ 59,000,000	51,000,000
Percentage of interest per annum								4.50%
Additional withdrawn amount		$ 10,000,000		$ 10,000,000
Issuance received								$ 8,000,000	8,000,000
Cost of Issuance								3,300,000	2,900,000
Undrawn principal amount								$ 5,000,000	3,000,000
Price per share (in Dollars per share)								$ 1
Percentage of price per share								80.00%
Convertible Notes Payable (Related Party) [Member] | 2013 Convertible Note [Member]
Convertible Notes Payable (Related Party) (Details) [Line Items]
Outstanding principal amount								$ 700,000	$ 700,000
Percentage of interest per annum								4.50%
Price per share (in Dollars per share)								$ 1
Percentage of price per share								80.00%
New stock								$ 2,500,000
Effective conversion price (in Dollars per share)								$ 1
Convertible note			$ 50,000
Accrued interest			$ 18,000